Taxes (Details Narrative) - USD ($)		12 Months Ended
	Apr. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Tax savings		$ 0	$ 0	$ 1,115,176
Basic and diluted earnings per shares		$ 0	$ 0	$ 0.03
Allowance for doubtful accounts		$ 27,000,000	$ 30,000,000	$ 700,000
Deferred tax assets		0	0	119,000
Valuation allowances		0	0
Uncertain tax positions		0	0	0
Interest and penalties tax		$ 0	$ 0	$ 0
Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Tax rate		16.50%
PRC [Member]
Operating Loss Carryforwards [Line Items]
Tax rate		15.00%
Chinese V A T [Member]
Operating Loss Carryforwards [Line Items]
Value added tax rate	16.00%
Chinese VAT [Member]
Operating Loss Carryforwards [Line Items]
Value added tax rate	13.00%
Chinese V A T 2 [Member]
Operating Loss Carryforwards [Line Items]
Value added tax rate	6.00%